THE COMMERCE FUNDS (the “Trust”)

Bond Fund

National Tax-Free Intermediate Bond Fund

Missouri Tax-Free Intermediate Bond Fund

Kansas Tax-Free Intermediate Bond Fund

Supplement dated June 19, 2009 to the

Prospectus dated March 1, 2009

The second and third paragraphs under the heading “Primary Investment Strategies” of the Bond Fund on page 21 of the Prospectus are amended and restated to read as follows:

“Credit Quality:     Invests at least 65% of its total assets in bonds rated at the time of purchase A– or better by one of the four major ratings services or considered by the Adviser to be of equivalent quality. The market-weighted average credit rating of the Fund’s entire portfolio will be AA–/Aa3 or better. Provided that the Fund maintains its average credit rating of AA–/Aa3 or better, the Fund may invest up to 10% of its total assets in high yield (non-investment-grade) securities, also known as junk bonds.”

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The paragraph titled “Credit Risk” in the section titled “Primary Risks of Investing in the Fund” of the Bond Fund on page 23 of the Prospectus is amended and restated to read as follows:

“Credit Risk:     An issuer of bonds may default on its obligation to pay interest and repay principal. Also, a bond’s credit rating could be downgraded. The Fund could lose money in either of these instances. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal. Provided that the Fund maintains its average credit rating of AA–/Aa3 or better, the Fund may invest up to 10% of its total assets in high yield securities and up to 35% of its total assets in obligations rated BBB or Baa by certain ratings services. High yield securities and obligations rated BBB or Baa by certain ratings services are riskier than higher-rated obligations.”

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The third paragraph under the heading “Primary Investment Strategies” of the National Tax-Free Intermediate Bond Fund on page 35 of the Prospectus is amended and restated to read as follows:

“Credit Quality:     The Fund invests in securities that are rated investment grade at the time of purchase by at least one nationally recognized statistical rating organization, or which are unrated but deemed by the Adviser to be of comparable quality to investment grade securities at the time of purchase. The Fund may invest up to 10% of its total assets in such unrated securities. Subsequent to purchase, the Fund’s Portfolio securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment grade securities. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. Up to 5% of the Fund’s total assets may represent securities downgraded below investment grade after purchase.”

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The fourth paragraph under the heading “Primary Investment Strategies” of the Missouri Tax-Free Intermediate Bond Fund on page 42 of the Prospectus is amended and restated to read as follows:

“Credit Quality: The Fund invests in securities that are rated investment grade at the time of purchase by at least one nationally recognized statistical rating organization, or which are unrated but deemed by the Adviser to be of comparable quality to investment grade securities at the time of purchase. The Fund may invest up to 25% of its total assets in such unrated securities. Subsequent to purchase, the Fund’s portfolio securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment grade securities. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. Up to 5% of the Fund’s total assets may represent securities downgraded below investment grade after purchase.”

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The fourth paragraph under the heading “Primary Investment Strategies” of the Kansas Tax-Free Intermediate Bond Fund on page 49 of the Prospectus is amended and restated to read as follows:

“Credit Quality:     The Fund invests in securities that are rated investment grade at the time of purchase by at least one nationally recognized statistical rating organization, or which are unrated but deemed by the Adviser to be of comparable quality to investment grade securities at the time of purchase. The Fund may invest up to 25% of its total assets in such unrated securities. Subsequent to purchase, the Fund’s portfolio securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment grade securities. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. Up to 5% of the Fund’s total assets may represent securities downgraded below investment grade after purchase.”

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The row titled “High Yield Securities” in the chart titled “Investment Securities” on page 56 of the Prospectus is amended and restated to read as follows:

	Growth	Value	MidCap Growth	Bond	Short-Term Gov’t	National Tax-Free	Missouri Tax-Free	Kansas Tax-Free

Investment Securities
High Yield Securities	•	•	•	10	•	•	•	•

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The paragraph titled “Credit Risk” on pages 59-60 of the Prospectus is amended and restated to read as follows:

“Credit Risk:     An issuer of bonds may default on its obligation to pay interest and repay principal. A bond’s credit rating could be downgraded. A Fund could lose money in either of these instances. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”) and Moody’s Investors Service, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired. Not all fixed income securities are rated. Provided that the Bond Fund maintains its average credit rating of AA–/Aa3 or better, the Fund may invest up to 10% of its total assets in high yield securities and up to 35% of its total assets in obligations rated BBB or Baa by certain ratings services. Subsequent to purchase, portfolio securities of the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds (the “Tax-Free Funds”) may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment-grade securities. Up to 5% of the Tax-Free Funds’ total assets may represent securities downgraded below investment grade. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. High yield securities and obligations rated BBB or Baa by certain ratings services are riskier than higher-rated obligations. See “High Yield Securities Risk” for more information.”

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The paragraph titled “High Yield Securities Risk” on page 63 of the Prospectus is amended and restated to read as follows:

“High Yield Securities Risk:     Provided that the Bond Fund maintains its average credit rating of AA–/Aa3 or better, the Fund may invest up to 10% of its total assets in high yield securities, which are securities rated “BB” or below by S&P or “Ba” or below by Moody’s, and are commonly referred to as “junk bonds.” Subsequent to purchase, portfolio securities of the Tax-Free Funds may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment-grade securities. Up to 5% of the Tax-Free Funds’ total assets may represent securities downgraded below investment grade. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. High yield securities tend to be more sensitive to economic conditions than higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. A Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities and thus in a Fund’s net asset value. Markets have recently experienced dramatic volatility and economic uncertainty continues.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE COMMERCE FUNDS (the “Trust”)

Bond Fund

National Tax-Free Intermediate Bond Fund

Missouri Tax-Free Intermediate Bond Fund

Kansas Tax-Free Intermediate Bond Fund

Supplement dated June 19, 2009 to the

Statement of Additional Information dated March 1, 2009

The first paragraph under the heading “High Yield Securities” on page 13 of the Statement of Additional Information is amended and restated to read as follows:

“Provided that the Bond Fund maintains its average credit rating of AA–/Aa3 or better, the Fund may invest up to 10% of its total assets in high yield securities. Fixed income and convertible securities purchased by Tax-Free Funds will generally be rated investment grade. However, if a security held by the Tax-Free Funds undergoes a rating revision, the Tax-Free Funds may continue to hold the security if the Adviser determines that retention of the security is in the best interest of shareholders subject to the limits described in the Funds’ prospectus. Up to 5% of the Tax-Free Funds’ total assets may represent securities downgraded below investment grade. To the extent consistent with their investment objectives and policies, and as described in their prospectus, the other Funds may also purchase high yield securities. High yield fixed income and convertible securities (sometimes referred to as “junk bonds”) generally are rated BB or below by S&P, Dominion or Fitch, or Ba or below by Moody’s (or have received a comparable rating from another NRSRO).”

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The second paragraph under the heading “Ratings of Securities” on page 54 of the Statement of Additional Information is amended and restated to read as follows:

“Provided that the Bond Fund maintains its average credit rating of AA–/Aa3 or better, the Fund may invest up to 10% of its total assets in high yield securities. Subsequent to their purchase by the Tax-Free Funds, portfolio securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment-grade securities. Up to 5% of the Tax-Free Funds’ total assets may represent securities downgraded below investment grade. The Adviser will consider such an event in determining whether the Fund should continue to hold the security.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE